ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Financial Statement Amounts and Balances of VIE and VIE's Subsidiaries Included in Accompanying Consolidated Financial Statements

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2012	2013

Total current assets	$57,932	$62,189
Total non-current assets	3,227	2,469

Total assets	$61,159	$64,658

Total current liabilities	$11,327	$14,649
Total non-current liabilities	1,732	2,917

Total liabilities	$13,059	$17,566

	For the years ended December 31,
	2011	2012	2013

Net revenues	$92,298	$78,940	$79,489
Net income/(loss)	$3,512	$(837)	$(1,369)

	For the years ended December 31,
	2011	2012	2013

Net cash provided by/ (used in) operating activities	$1,880	$4,464	$(4,151)
Net cash used in investing activities	(2,026)	(1,645)	(364)
Net cash provided by financing activities	$—	$—	$—

CDTV Holding's Subsidiaries, VIE and VIE's Subsidiaries

As of December 31, 2013, CDTV Holding’s subsidiaries, VIE and VIE’s subsidiary include the following entities:

Subsidiaries	Date of incorporation /acquisition	Place of incorporation /establishment	Percentage of economic ownership

CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited (“Golden Benefit”)	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited (“CSM Holdings”)	February 25, 2008	Hong Kong	100%
N-S Investment Holdings Co., Ltd (“N-S Investment Holdings “)	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. (“Cyber Cloud”)	January 19, 2011	the PRC	90%
Beijing Joysee Technology Co., Ltd (“Joysee”)	May 13, 2011	the PRC	64.8%

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE’s subsidiary

N-S Media Investment Co., Ltd (“N-S Media Investment”)	December 19, 2007	the PRC	100%